Earnings Per Share - Computation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net income (loss) available to equity shareholders of the Company	$ (1,448)	$ 250	$ 1,350
Basic weighted average common shares outstanding (in shares)	539,000,000	506,000,000	500,000,000
Weighted average common shares outstanding (in shares)	552,000,000	506,000,000	500,000,000
Total basic and diluted earnings per share attributable to equity shareholders (in USD per share)	$ 2.69	$ (0.49)	$ (2.70)
Total basic and diluted earnings per share attributable to equity shareholders (in USD per share)	$ 2.62	$ (0.49)	$ (2.70)
Antidilutive securities (in shares)	6,000,000	22,000,000	22,000,000